Financial Risks - Summary of Exchange Rates of US Dollar and UK Pound per Euro (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
USD [member]
Disclosure of foreign exchange rates [line items]
Closing rates	1.14	1.20	1.05	1.09	1.21
GBP [member]
Disclosure of foreign exchange rates [line items]
Closing rates	0.90	0.89	0.85	0.74	0.78